Exhibit 99.1

Freddie Mac Whole Loan Securities Trust, Series 2015-SC02

Guaranteed Certificates and Non-Guaranteed Certificates

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Federal Home Loan Mortgage Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Credit Suisse Securities (USA) LLC

Barclays Capital Inc.

3 November 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation 8200 Jones Branch Drive McLean, Virginia 22102	Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	Freddie Mac Whole Loan Securities Trust, Series 2015-SC02 (the “Issuer”)

Guaranteed Certificates and Non-Guaranteed Certificates (collectively, the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedure enumerated in Attachment A, which was agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to two pools of fixed-rate mortgage loans (the “Mortgage Loans”) relating to the Freddie Mac Whole Loan Securities Trust, Series 2015-SC02 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedure is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

For the purpose of the procedure described in this report, Federal Home Loan Mortgage Corporation (the “Seller”), on behalf of the Issuer, provided us with the following information:

a.	Electronic data files labeled:
i.	“Copy of DD_RA_Loan_File_20150528.xlsx” and the corresponding record layout and decode tables (the “Sample 1 Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 194 mortgage loans (the “Sample 1 Mortgage Loans”) as of 27 July 2015,
ii.	“SRSUB_DUE_DIL_15SC02v1.TXT” and the corresponding record layout and decode tables (the “Sample 2 Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 50 mortgage loans (the “Sample 2 Mortgage Loans”) as of 27 July 2015 and
iii.	“SRSUB_DUE_DIL_15SC02v2_Sample 3.TXT” and the corresponding record layout and decode tables (the “Sample 3 Data File,” together with Sample 1 Data File and Sample 2 Data File, the “Sample Data File”) that the Seller, on behalf of the Issuer, indicated contains information on 63 mortgage loans (the “Sample 3 Mortgage Loans,” together with Sample 1 Mortgage Loans and Sample 2 Mortgage Loans, the “Sample Mortgage Loans”) as of 11 August 2015,
b.	Imaged copies of the:
i.	Promissory note, obligation to pay, co-ownership agreement and/or prepayment penalty rider (collectively, the “Note”),
ii.	Residential loan application (the “Application”),
iii.	Uniform residential appraisal report (the “Appraisal”),
iv.	Settlement statement (the “Settlement Statement”),
v.	Underwriting summary (the “Underwriting Summary”),
vi.	AUS approval or loan approval document (collectively, the “AUS Approval”),
vii.	Quantum whole loan underwriting system summary (the “Quantum Screenshot”),
viii.	Credit report, loan prospector system printout and/or desktop underwriter certificate (collectively, the “Credit Report”),
ix.	Mortgage insurance certificate and/or other related mortgage insurance correspondence documentation (collectively, the “Mortgage Insurance Documentation”),
x.	Subordination agreement and/or junior lien note (collectively, the “Subordination Agreement”),
xi.	Statement of earnings, W-2 and earnings summary and/or verification of employment form (collectively, the “Earnings Statement”),
xii.	Income worksheet (the “Income Worksheet”),
xiii.	Preliminary title report (the “Preliminary Title Report”) and
xiv.	Purchase transaction settlement statement (the “Purchase HUD,” together with the Note, Application, Appraisal, Settlement Statement, Underwriting Summary, AUS Approval, Quantum Screenshot, Credit Report, Mortgage Insurance Documentation, Subordination Agreement, Earnings Statement, Income Worksheet and Preliminary Title Report, the “Source Documents”)

relating to the Sample Mortgage Loans,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File, which are listed on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Mortgage Loans were selected by the Seller, on behalf of the Issuer. The Seller, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Mortgage Loans or the selection criteria they used to select the Sample Mortgage Loans. The Seller, on behalf of the Issuer, indicated that the Sample Mortgage Loans are expected to be representative of the Mortgage Loans.

The procedure included in Attachment A was limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Sample Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than the procedure described in Attachment A with respect to the preparation or verification of any of the information set forth on the Sample Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Seller, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedure described in this report was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 November 2015

Attachment A

Procedure performed and our associated findings

1.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and calculation methodologies provided by the Seller, on behalf of the Issuer, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Seller, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan number	Note	i.

Note date	Note

Property state	Note

Property zip code	Note

Original loan amount	Note

Original loan rate	Note

Original loan first payment date	Note

Original loan maturity date	Note

Original loan term	Note and recalculation	ii.

Product type	Note

Prepayment penalty term indicator (Y/N)	Note

Number of borrowers	Note

Occupancy status	Application or Underwriting Summary	iii.

First time homebuyer indicator (Y/N)	Application	iv.

Property type	Appraisal

Number of units	Appraisal

Property valuation type	Appraisal

Property valuation date	Appraisal	v.

Loan purpose	(a) Settlement Statement, (b) Note, Settlement Statement and recalculation or (c) Note, Settlement Statement, Credit Report, Preliminary Title Report, Purchase HUD and recalculation	vi.

Lien position	Underwriting Summary or AUS Approval

Exhibit 1 to Attachment A

Sample Characteristic	Source Document(s)	Note(s)

Original debt-to-income ratio	(a) Underwriting Summary or AUS Approval and recalculation or (b) Underwriting Summary, Application, Earnings Statement, Income Worksheet and recalculation	vii., viii., ix.

Origination channel	(a) Underwriting Summary, (b) Note, Application, Underwriting Summary and AUS Approval, (c) Note, Application and Quantum Screenshot or (d) Quantum Screenshot	x.

HELOC indicator	Underwriting Summary

Primary mortgage insurance percentage	Mortgage Insurance Documentation, Underwriting Summary or AUS Approval	xi.

Mortgage insurance company name	Mortgage Insurance Documentation or Quantum Screenshot	xii.

MI: lender or borrower paid	Mortgage Insurance Documentation, Underwriting Summary or AUS Approval	xiii.

Original borrower credit score	(a) Credit Report and Note or (b) Credit Report, Note and AUS Approval	xiv., xv., xvi.

Original loan-to-value ratio	Recalculation	xvii.

Combined loan-to-value ratio	Recalculation	xviii.

High combined loan-to-value ratio	Recalculation	xix.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the original loan term Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original loan term as the sum of:
(a)	The difference in months between the original loan maturity date and the original loan first payment date, both as shown on the Note, and
(b)	1.

iii.	For the purpose of comparing the occupancy status Sample Characteristic for each Sample Mortgage Loan, except for the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to use the Application as the Source Document.

For the purpose of comparing the occupancy status Sample Characteristic for the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Issuer instructed us to use the Underwriting Summary as the Source Document.

iv.	For the purpose of comparing the first time homebuyer indicator (Y/N) Sample Characteristic for each Sample Mortgage Loan that has:
(a)	A loan purpose of “P – Purchase,” as shown on the Sample Data File (each a “Purchase Sample Mortgage Loan”), and
(b)	An occupancy status of “O – Owner-Occupied,” in accordance with the methodology described in note iii. above,

the Seller, on behalf of the Issuer, instructed us to use the Application as the Source Document.

For all other Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to use “N” for the purpose of comparing the first time homebuyer indicator (Y/N) Sample Characteristic.

v.	For the purpose of comparing the property valuation date Sample Characteristic for each Sample Mortgage Loan, except for the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to use the effective date, as shown on the Appraisal.

For the purpose of comparing the property valuation date Sample Characteristic for the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to use the date of signature, as shown on the Appraisal.

Exhibit 1 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is a Purchase Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the Settlement Statement as the Source Document.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original loan amount of the Sample Mortgage Loan, as shown on the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Sample Mortgage Loan,
(2)	The unpaid principal balance of any secondary financing (if applicable) relating to the purchase transaction of the subject property (each a “Purchase Money Second Mortgage”) that is being repaid with the proceeds of the Sample Mortgage Loan and
(3)	The settlement charges relating to the Sample Mortgage Loan,

all as shown on the Settlement Statement (or the Settlement Statement, Credit Report, Preliminary Title Report and/or Purchase HUD in the case of note vi.(b)(2) above if the Settlement Statement does not indicate whether the secondary financing is a Purchase Money Second Mortgage).

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to consider the loan purpose as:

(a)	“C—Cash-out refinance” if the Amount to Borrower is greater than the lesser of (i) $2,000 and (ii) 2% of the original loan amount, as shown on the Note, or
(b)	“N—No Cash-out refinance” if the Amount to Borrower is less than or equal to the lesser of (i) $2,000 and (ii) 2% of the original loan amount, as shown on the Note.

vii.	For the purpose of recalculating the original debt-to-income ratio Sample Characteristic for each Sample Mortgage Loan, except for the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Seller, on behalf of the Issuer, provided us with the Underwriting Summary and AUS Approval. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the recalculated original debt-to-income ratio, subject to the methodology described in note viii. below, regardless of which Source Document was used. We performed no procedures to reconcile any differences that may exist between various Source Documents for the information used to recalculate the original debt-to-income ratio Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For each Sample Mortgage Loan, except for the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to recalculate the original debt-to-income ratio by:
(a)	Multiplying:
(1)	The original debt-to-income ratio, as shown on the Underwriting Summary or AUS Approval Source Documents (subject to the methodology described in note vii. above), by
(2)	100 and
(b)	Rounding the value calculated in (a) above to the nearest integer.

For the purpose of comparing the original debt-to-income ratio recalculated in the preceding paragraph to the corresponding information on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to ignore differences of +/- 2 or less.

ix.	For the Sample Mortgage Loan with a loan number of “REDACTED,” as shown on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to recalculate the original debt-to-income ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The “total primary housing expense,” as shown on the Underwriting Summary,
(ii)	The “all other monthly payments,” as shown on the Underwriting Summary,
(iii)	The “monthly mortgage payment” of any secondary property, as shown on the Application, and
(iv)	The “monthly insurance maintenance, taxes & misc. payment” of any secondary property, as shown on the Application, by
(2)	The sum of:
(i)	The product of the “gross pay,” as shown on the Earnings Statement from REDACTED, and 1/12,
(ii)	The “net pay,” as shown on the Earnings Statement from REDACTED,
(iii)	The “net pay,” as shown on the Earnings Statement from REDACTED, and
(iv)	The “gross monthly income,” as shown on the Income Worksheet,
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the nearest integer.

For the purpose of comparing the original debt-to-income ratio recalculated in the preceding paragraph to the corresponding information on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to ignore differences of +/- 2 or less.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the origination channel Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the “Mortgage Originator,” as shown on the Underwriting Summary, subject to the additional instructions provided in the succeeding two paragraphs of this note x.

For each Sample Mortgage Loan, except for Sample Mortgage Loans with loan numbers of “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED,” “REDACTED” and “REDACTED” (collectively, the “Quantum Origination Channel Sample Mortgage Loans”) and “REDACTED” and “REDACTED” (collectively, the “Special Characteristic Code Origination Channel Sample Mortgage Loans”), all as shown on the Sample Data File, where the “Mortgage Originator,” as shown on the Underwriting Summary, is “<blank>” or not in agreement with the origination channel value on the Sample Data File, the Seller, on behalf of the Issuer, instructed us to consider the origination channel as:

(a)	“Broker,” if the “Loan Originator Company’s Name,” as shown on the Application, and the “Lender Name,” as shown on the Note, are different,
(b)	“Correspondent,” if the “Loan Originator Company’s Name,” as shown on the Application, and the “Lender Name,” as shown on the Note, are the same, but both are different than the “Seller Name,” as shown on the Underwriting Summary or AUS Approval, or
(c)	“Retail,” if the “Loan Originator Company’s Name,” as shown on the Application, the “Lender Name,” as shown on the Note, and the “Seller Name,” as shown on the Underwriting Summary or AUS Approval, are all the same.

For the Quantum Origination Channel Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to follow the methodology described in the preceding paragraph of this note x., but to use the “Seller Name,” as shown on the Quantum Screenshot, in lieu of the “Seller Name,” as shown on the Underwriting Summary or AUS Approval.

For the purpose of comparing the origination channel Sample Characteristic for the Special Characteristic Code Origination Channel Sample Mortgage Loans, the Seller, on behalf of the Issuer, instructed us to use the origination channel, as shown under the “Special Characteristic Code and Description” section of the Quantum Screenshot.

Exhibit 1 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the primary mortgage insurance percentage Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the primary mortgage insurance percentage Sample Characteristic.

xii.	For the purpose of comparing the mortgage insurance company name Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the mortgage insurance company name Sample Characteristic.

xiii.	For the purpose of comparing the MI: lender or borrower paid Sample Characteristic for each Sample Mortgage Loan for which the primary mortgage insurance percentage Sample Characteristic is not “0” (in accordance with the methodology described in note xi. above), the Seller, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Seller, on behalf of the Issuer, instructed us to note agreement if the information on the Sample Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the MI: lender or borrower paid Sample Characteristic.

For the purpose of comparing the MI: lender or borrower paid Sample Characteristic for each Sample Mortgage Loan for which the primary mortgage insurance percentage Sample Characteristic is “0” (in accordance with the methodology described in note xi. above), the Seller, on behalf of the Issuer, instructed us to consider the MI: lender or borrower paid as “9 - Not Applicable.”

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the original borrower credit score Sample Characteristic for each Sample Mortgage Loan that has more than one Credit Report, the Seller, on behalf of the Issuer, instructed us to use the Credit Report that was dated the closest (but prior) to the origination date of the Sample Mortgage Loan, as shown on the Note.

xv.	For the purpose of comparing the original borrower credit score Sample Characteristic for each Sample Mortgage Loan which has one borrower, as shown on the Note, the Seller, on behalf of the Issuer, instructed us to use the borrower’s “median” credit score (in accordance with the methodology described in the succeeding sentence of this note xv.) on the applicable Credit Report (in accordance with the methodology described in note xiv. above). The Seller, on behalf of the Issuer, instructed us that (i) if three credit scores are observed for the borrower on the Credit Report (in accordance with the methodology described in note xiv. above), to use the middle credit score as the “median” score for the borrower or (ii) if two credit scores are observed for the borrower on the Credit Report (in accordance with the methodology described in note xiv. above), to use the lower credit score as the “median” score for the borrower.

For the purpose of comparing the original borrower credit score Sample Characteristic for each Sample Mortgage Loan which has more than one borrower, as shown on the Note, the Seller, on behalf of the Issuer, instructed us to use the lowest of each borrower’s “median” credit scores (in accordance with the methodology described in the succeeding sentence of this note xv.) on the applicable Credit Report (in accordance with the methodology described in note xiv. above). The Seller, on behalf of the Issuer, instructed us that (i) if three credit scores are observed for a borrower on the Credit Report (in accordance with the methodology described in note xiv. above), to use the middle credit score as the “median” score for the respective borrower or (ii) if two credit scores are observed for a borrower on the Credit Report (in accordance with the methodology described in note xiv. above), to use the lower credit score as the “median” score for the respective borrower.

xvi.	For the purpose of comparing the original borrower credit score Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the AUS Approval as the Source Document if the original borrower credit score, as shown on the Credit Report (in accordance with the methodologies described in notes xiv. and xv. above), did not agree with the original borrower credit score, as shown on the Sample Data File, and to note agreement if the original borrower credit score on the AUS Approval agreed with the original borrower credit score on the Sample Data File. We performed no procedures to reconcile any differences between the credit score information on the Credit Report and the credit score information on the AUS Approval.

Exhibit 1 to Attachment A

Notes: (continued)

xvii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original loan amount, as shown on the Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the sale price, as shown on the Settlement Statement, or
(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal,
(b)	Multiplying the value calculated in (a) by 100,
(c)	Truncating the value calculated in (b) to the second decimal (XX.XX) and
(d)	Rounding the value calculated in (c) up to the next integer.

xviii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of the original loan amount, as shown on the Note, and the junior lien balance, as applicable, as shown on the Underwriting Summary, AUS Approval or Subordination Agreement (subject to the methodology described in the final paragraph of this note xviii.), by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the sale price, as shown on the Settlement Statement, or
(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal,
(b)	Multiplying the value calculated in (a) by 100,
(c)	Truncating the value calculated in (b) to the second decimal (XX.XX) and
(d)	Rounding the value calculated in (c) up to the next integer.

Exhibit 1 to Attachment A

Notes: (continued)

xviii.	(continued)

For the purpose of the recalculation described above for each Sample Mortgage Loan with a junior lien balance that includes a home equity line of credit, the Seller, on behalf of the Issuer, instructed us to use the amount of the home equity line of credit that was drawn by the respective borrower, as shown on the Underwriting Summary, AUS Approval or Subordination Agreement (subject to the methodology described in the succeeding sentence of this note xviii.) as of the origination date of the Sample Mortgage Loan, as shown on the Note. For the purpose of identifying the amount of the home equity line of credit that was drawn by the borrower as of the origination date of the Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to use the most recent information that is shown on the Underwriting Summary, AUS Approval or Subordination Agreement if the amount of the home equity line of credit that was drawn by the borrower as of the origination date of the Sample Mortgage Loan is different on any of these three Source Documents.

xix.	For the purpose of comparing the high combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Seller, on behalf of the Issuer, instructed us to recalculate the high combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of the original loan amount, as shown on the Note, and the junior lien balance – credit limit, as applicable, as shown on the Underwriting Summary or Subordination Agreement (subject to the methodology described in the final paragraph of this note xix.), by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the sale price, as shown on the Settlement Statement, or
(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal,
(b)	Multiplying the value calculated in (a) by 100,
(c)	Truncating the value calculated in (b) to the second decimal (XX.XX) and
(d)	Rounding the value calculated in (c) up to the next integer.

For the purpose of the recalculation described above for each Sample Mortgage Loan with a junior lien balance that includes a home equity line of credit, the Seller, on behalf of the Issuer, instructed us to use the credit limit of the home equity line of credit that may be drawn by the respective borrower, as shown on the Underwriting Summary or Subordination Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by the Seller, on behalf of the Issuer, that are described above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Sample Data File Value	Source Document Value
REDACTED	Loan purpose	N - No Cash-out refinance	C - Cash-out refinance
REDACTED	Combined loan-to-value ratio	52	48
REDACTED	High combined loan-to-value ratio	87	88
REDACTED	First time homebuyer indicator (Y/N)	Y	N
REDACTED	High combined loan-to-value ratio	79	92
REDACTED	First time homebuyer indicator (Y/N)	N	Y
REDACTED	First time homebuyer indicator (Y/N)	N	Y
REDACTED	Property type	PU – PUD	SF – 1-4 Fee simple
REDACTED	Combined loan-to-value ratio	64	55
REDACTED	High combined loan-to-value ratio	45	47
REDACTED	High combined loan-to-value ratio	64	65
REDACTED	Origination channel	Broker	Correspondent